Hospice Revenue Recognition (Schedule Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Bad debt provision	$ 17,306	$ 16,319	$ 14,247
Segment VITAS [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	12,740	12,158
Bad debt provision	13,108	13,604
Write-offs	(13,664)	(14,517)
Other/Contractual adjustments	1,349	1,495
Ending Balance	13,533	12,740	12,158
Medicare [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	2,962	3,799
Bad debt provision	3,015	1,793
Write-offs	(2,431)	(3,382)
Other/Contractual adjustments	498	752
Ending Balance	4,044	2,962	3,799
Medicaid [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	6,678	5,999
Bad debt provision	5,618	7,209
Write-offs	(7,031)	(6,595)
Other/Contractual adjustments	111	65
Ending Balance	5,376	6,678	5,999
Commercial [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	3,272	2,874
Bad debt provision	3,789	3,938
Write-offs	(4,202)	(4,331)
Other/Contractual adjustments	740	791
Ending Balance	3,599	3,272	2,874
Other [Member]
Revenue Recognition, Multiple-deliverable Arrangements [Line Items]
Beginning Balance	(172)	(514)
Bad debt provision	686	664
Write-offs		(209)
Other/Contractual adjustments		(113)
Ending Balance	$ 514	$ (172)	$ (514)